UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

55 Broadway

New York, NY 10006

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2013

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-34.9%
		Fannie Mae:
$6,500	M	8/1/13		0.12%		$ 6,499,356
1,800	M	10/1/13		0.12		1,799,471
2,500	M	11/1/13		0.11		2,499,060
		Federal Home Loan Bank:
5,000	M	8/2/13		0.06		4,999,755
3,000	M	8/2/13		0.08		2,999,800
3,400	M	8/16/13		0.07		3,399,696
3,000	M	10/16/13		0.11		2,999,063
		Freddie Mac:
2,720	M	7/1/13		0.11		2,720,000
6,500	M	7/1/13		0.14		6,500,000
3,500	M	7/15/13		0.13		3,505,945
2,000	M	7/16/13		0.09		1,999,925
2,500	M	10/22/13		0.09		2,499,294
5,700	M	10/22/13		0.10		5,698,211
Total Value of U.S. Government Agency Obligations (cost $48,119,576)						48,119,576
		VARIABLE AND FLOATING RATE NOTES-25.2%
5,000	M	BP Capital Markets, PLC,12/6/2013		0.90		5,015,001
		Federal Farm Credit Bank:
3,000	M	9/16/13		0.34		3,001,281
1,000	M	10/15/13		0.23		1,000,265
4,500	M	3/18/14		0.12		4,499,681
		Federal Home Loan Bank:
2,800	M	7/25/13		0.11		2,799,981
1,850	M	11/8/13		0.15		1,850,133
5,000	M	12/20/13		0.18		5,000,955
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.) , 12/1/2030		0.04		5,700,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.03		5,835,000
Total Value of Variable and Floating Rate Notes (cost $34,702,297)						34,702,297
		CORPORATE NOTES-20.3%
3,000	M	Abbott Laboratories, 8/27/2013	(a)	0.11		2,999,478
4,000	M	Coca-Cola Co., 8/2/2013	(a)	0.16		3,999,431
6,000	M	Merck & Co., Inc., 7/31/2013	(a)	0.08		5,999,600
5,000	M	PepsiCo, Inc., 7/17/2013	(a)	0.07		4,999,844
5,000	M	Proctor & Gamble Co., 7/2/2013	(a)	0.12		4,999,983
5,000	M	Wal-Mart Stores, Inc., 7/29/2013	(a)	0.10		4,999,611
Total Value of Corporate Notes (cost $27,997,947)						27,997,947
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-19.0%
		U.S. Treasury Bills:
7,000	M	7/5/13		0.03		6,999,976
6,000	M	7/18/13		0.11		5,999,702
3,700	M	7/25/13		0.11		3,699,727
5,000	M	8/8/13		0.03		4,999,829
4,500	M	10/3/13		0.08		4,499,054
Total Value of Short-Term U.S. Government Obligations (cost $26,198,288)						26,198,288
Total Value of Investments (cost $137,018,108)**		99.4%				137,018,108
Other Assets, Less Liabilities		.6				807,889
Net Assets		100.0%				$ 137,825,997

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2013.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30,
2013, the Fund held six Section 4(2) securities with an aggregate value of $27,997,947 representing 20.3% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$48,119,576	$-	$48,119,576
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	18,152,296	-	18,152,296
Municipal Bonds	-	11,535,000	-	11,535,000
Corporate Notes	-	5,015,001	-	5,015,001
Corporate Notes	-	27,997,947	-	27,997,947
Short-Term U.S. Government
Obligations	-	26,198,288	-	26,198,288
Total Investments in Securities	$-	$137,018,108	$-	$137,018,108

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2013

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-85.7%
		Fannie Mae-26.7%
$9,556	M	2.5%, 11/1/2027 - 12/1/2027		$ 9,643,333
19,171	M	3%, 5/1/2023 - 5/1/2043	(a)	19,265,371
20,702	M	3.5%, 8/1/2026 - 10/1/2042		21,287,302
21,999	M	4%, 12/1/2040 - 10/1/2041		23,091,416
12,950	M	4.5%, 11/1/2040 - 8/1/2041		13,847,750
5,373	M	5%, 8/1/2039 - 11/1/2039		5,906,287
4,680	M	5.5%, 7/1/2033 - 10/1/2039		5,156,701
				98,198,160
		Freddie Mac-5.2%
4,777	M	2.5%, 1/1/2028		4,812,512
7,285	M	3.5%, 9/1/2032 - 4/1/2043		7,449,540
6,587	M	4%, 11/1/2040		6,949,604
				19,211,656
		Government National Mortgage Association I Program-52.7%
7,860	M	3%, 11/15/2042		7,796,341
11,722	M	4%, 7/15/2040 - 6/15/2042		12,594,089
50,775	M	4.5%, 9/15/2033 - 3/15/2041		54,724,271
50,157	M	5%, 6/15/2033 - 6/15/2040		55,113,567
27,176	M	5.5%, 3/15/2033 - 10/15/2039		30,462,206
24,537	M	6%, 3/15/2031 - 5/15/2040		27,573,837
1,913	M	6.5%, 6/15/2034 - 3/15/2038		2,141,339
2,701	M	7%, 6/15/2023 - 4/15/2034		3,031,399
				193,437,049
		Government National Mortgage Association II Program-1.1%
3,690	M	4%, 3/20/2040 - 12/20/2040		3,896,303
Total Value of Residential Mortgage-Backed Securities (cost $310,337,391)				314,743,168
		COLLATERALIZED MORTGAGE OBLIGATIONS-3.7%
		Fannie Mae-2.3%
8,280	M	3%, 2/25/2024		8,483,707
		Freddie Mac-1.4%
4,908	M	3%, 8/15/2039		5,180,084
Total Value of Collateralized Mortgage Obligations (cost $13,956,205)				13,663,791
		COMMERCIAL MORTGAGE-BACKED SECURITIES-3.3%
		Fannie Mae DUS-2.0%
2,978	M	2.27%, 1/1/2023		2,819,598
4,370	M	2.96%, 11/1/2018 - 5/1/2022		4,441,231
				7,260,829
		Federal Home Loan Mortgage Corporation-1.3%
5,000	M	Multifamily Structured Pass Thru, 2.13%, 1/25/2019		5,015,415
Total Value of Commercial Mortgage-Backed Securities (cost $12,792,857)				12,276,244
		U.S. GOVERNMENT OBLIGATIONS-2.7%
10,000	M	U.S. Treasury Note, 1%, 5/31/2018 (cost $9,800,605)		9,828,910
		U.S. GOVERNMENT AGENCY OBLIGATIONS-1.2%
4,400	M	Federal Home Loan Bank, 1%, 2/15/2028 (cost $4,420,900)	(b)	4,254,690
		CORPORATE BONDS-1.1%
		Financials
4,405	M	Excalibur One 77B, LLC, 1.491%, 1/1/2025 (cost $4,382,623)		4,194,817
Total Value of Investments (cost $355,690,581)		97.7%		358,961,620
Other Assets, Less Liabilities		2.3		8,479,469
Net Assets		100.0%		$ 367,441,089

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

At June 30, 2013, the cost of investments for federal income tax purposes was $355,690,581. Accumulated net unrealized appreciation on investments was $3,271,039, consisting of $9,270,345 gross unrealized appreciation and
$5,999,306 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$314,743,168	$-	$314,743,168
Collateralized Mortgage Obligations	-	13,663,791	-	13,663,791
Commercial
Mortgage-Backed Securities	-	12,276,244	-	12,276,244
U.S. Government Obligations	-	9,828,910	-	9,828,910
U.S. Government Agency Obligations	-	4,254,690	-	4,254,690
Corporate Bonds	-	4,194,817	-	4,194,817
Total Investments in Securities*	$-	$358,961,620	$-	$358,961,620

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

* The Portfolio of Investments provides information on the industry classification for the portfolio.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2013

Principal
Amount		Security		Value
		CORPORATE BONDS-98.1%
		Aerospace/Defense-.3%
$1,800	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$ 1,863,353
		Agriculture-.6%
2,725	M	Cargill, Inc., 6%, 11/27/2017	(a)	3,174,647
		Automotive-1.0%
2,000	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	2,052,094
3,200	M	Johnson Controls, Inc., 5%, 3/30/2020		3,519,507
				5,571,601
		Chemicals-2.9%
5,000	M	CF Industries, Inc., 7.125%, 5/1/2020		5,990,135
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,225,600
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,627,910
				15,843,645
		Consumer Durables-1.0%
2,300	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		2,460,009
3,000	M	Stanley Black & Decker, 5.2%, 9/1/2040		3,082,974
				5,542,983
		Energy-11.1%
4,250	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,135,628
4,800	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	6,197,314
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,092,475
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,704,430
1,681	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	1,761,085
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		5,583,215
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		3,684,484
5,000	M	Petrobras International Finance Co., 5.375%, 1/27/2021		5,048,470
4,100	M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	4,038,848
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,765,097
4,400	M	Suncor Energy, Inc., 6.85%, 6/1/2039		5,199,867
2,700	M	Valero Energy Corp., 9.375%, 3/15/2019		3,544,441
4,000	M	Weatherford International, Inc., 6.35%, 6/15/2017		4,472,212
				61,227,566
		Financial Services-14.1%
2,250	M	Aflac, Inc., 8.5%, 5/15/2019		2,879,278
6,000	M	American Express Co., 7%, 3/19/2018		7,225,902
		American International Group, Inc.:
3,100	M	4.875%, 9/15/2016		3,398,167
3,200	M	8.25%, 8/15/2018		3,977,021
3,800	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		3,818,722
4,000	M	BlackRock, Inc., 5%, 12/10/2019		4,543,248
3,510	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	4,287,058
1,800	M	Compass Bank, 6.4%, 10/1/2017		1,975,243
5,750	M	ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	6,023,303
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,491,603
		General Electric Capital Corp.:
2,000	M	5.625%, 9/15/2017		2,267,484
4,700	M	5.3%, 2/11/2021		5,163,899
4,000	M	6.75%, 3/15/2032		4,809,688
4,000	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	4,141,080
3,800	M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	4,058,761
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,114,064
5,400	M	Protective Life Corp., 7.375%, 10/15/2019		6,551,123
900	M	Prudential Financial, Inc., 6%, 12/1/2017		1,034,515
				77,760,159
		Financials-20.1%
		Bank of America Corp.:
2,900	M	5.65%, 5/1/2018		3,225,278
1,800	M	5%, 5/13/2021		1,922,402
2,500	M	5.7%, 1/24/2022		2,779,870
8,000	M	Barclays Bank, PLC, 5.125%, 1/8/2020		8,862,680
3,168	M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018		3,776,025
		Citigroup, Inc.:
3,400	M	5%, 9/15/2014		3,534,405
6,800	M	6.125%, 11/21/2017		7,736,061
2,000	M	4.5%, 1/14/2022		2,087,346
2,000	M	Fifth Third Bancorp, 3.5%, 3/15/2022		1,986,100
		Goldman Sachs Group, Inc.:
6,000	M	6.15%, 4/1/2018		6,768,072
1,900	M	5.75%, 1/24/2022		2,099,304
3,000	M	3.625%, 1/22/2023		2,876,034
1,600	M	6.125%, 2/15/2033		1,755,136
3,650	M	6.75%, 10/1/2037		3,750,171
		JPMorgan Chase & Co.:
6,000	M	6%, 1/15/2018		6,853,860
4,000	M	4.5%, 1/24/2022		4,195,928
		Merrill Lynch & Co., Inc.:
2,000	M	5%, 1/15/2015		2,106,734
4,600	M	6.4%, 8/28/2017		5,198,948
		Morgan Stanley:
5,800	M	5.95%, 12/28/2017		6,441,718
5,500	M	6.625%, 4/1/2018		6,240,432
4,250	M	4.1%, 5/22/2023		3,934,463
6,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		6,887,262
4,000	M	UBS AG, 4.875%, 8/4/2020		4,423,488
		Wells Fargo & Co.:
5,800	M	4.6%, 4/1/2021		6,330,694
1,800	M	3.5%, 3/8/2022		1,823,764
3,000	M	3.45%, 2/13/2023		2,870,889
				110,467,064
		Food/Beverage/Tobacco-7.6%
4,000	M	Altria Group, Inc., 9.7%, 11/10/2018		5,323,472
4,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		4,617,944
2,700	M	Bottling Group, LLC, 5.125%, 1/15/2019		3,077,943
3,000	M	Bunge Ltd., Finance Corp., 3.2%, 6/15/2017		3,071,937
4,165	M	Corn Products International, Inc., 4.625%, 11/1/2020		4,411,968
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,826,056
4,000	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		4,602,708
3,000	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		3,297,561
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,616,300
4,000	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	4,078,148
				41,924,037
		Food/Drug-.8%
4,000	M	Safeway, Inc., 4.75%, 12/1/2021		4,082,372
		Forest Products/Container-.5%
2,200	M	International Paper Co., 9.375%, 5/15/2019		2,878,920
		Gaming/Leisure-.7%
4,000	M	Marriott International, Inc., 3.25%, 9/15/2022		3,731,736
		Health Care-3.7%
4,000	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		4,761,848
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021		4,340,405
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		3,828,240
4,000	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	3,664,036
2,400	M	Novartis Securities Investment, Ltd., 5.125%, 2/10/2019		2,765,674
1,000	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,195,448
				20,555,651
		Information Technology-3.3%
4,000	M	Harris Corp., 4.4%, 12/15/2020		4,156,160
5,000	M	Motorola Solutions, Inc., 6%, 11/15/2017		5,673,480
4,000	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		4,326,108
4,000	M	Symantec Corp., 3.95%, 6/15/2022		3,933,804
				18,089,552
		Manufacturing-3.1%
3,000	M	CRH America, Inc., 8.125%, 7/15/2018		3,654,108
2,700	M	General Electric Co., 5.25%, 12/6/2017		3,051,740
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,742,980
2,500	M	Pentair Finance SA, 3.15%, 9/15/2022		2,322,457
2,725	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		3,157,430
				16,928,715
		Media-Broadcasting-3.3%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	5,170,724
6,500	M	Comcast Corp., 4.25%, 1/15/2033		6,239,519
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		2,887,035
3,000	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		3,743,265
				18,040,543
		Media-Diversified-1.6%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 11/15/2017		1,968,313
2,300	M	6.55%, 11/15/2037		2,288,116
4,000	M	Vivendi SA, 6.625%, 4/4/2018	(a)	4,629,792
				8,886,221
		Metals/Mining-4.9%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,128,795
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		4,135,000
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,425,880
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		4,946,380
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,329,692
4,000	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	3,879,000
				26,844,747
		Real Estate Investment Trusts-5.4%
5,000	M	Boston Properties, LP, 5.875%, 10/15/2019		5,774,750
5,000	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		5,223,800
5,000	M	HCP, Inc., 5.375%, 2/1/2021		5,431,960
4,000	M	ProLogis, LP, 6.625%, 5/15/2018		4,608,864
4,000	M	Simon Property Group, LP, 5.75%, 12/1/2015		4,409,640
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,208,932
				29,657,946
		Retail-General Merchandise-1.6%
6,000	M	GAP, Inc., 5.95%, 4/12/2021		6,646,602
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036		2,359,648
				9,006,250
		Telecommunications-3.4%
3,700	M	BellSouth Corp., 6.55%, 6/15/2034		4,051,911
1,200	M	BellSouth Telecommunications, 6.375%, 6/1/2028		1,357,916
3,000	M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042	(a)	2,937,609
3,300	M	GTE Corp., 6.84%, 4/15/2018		3,927,369
3,000	M	Rogers Communications, Inc., 3%, 3/15/2023		2,805,930
3,145	M	Verizon New York, Inc., 7.375%, 4/1/2032		3,803,145
				18,883,880
		Transportation-2.2%
3,000	M	Burlington North Santa Fe, LLC, 3%, 3/15/2023		2,864,724
3,000	M	Con-way, Inc., 7.25%, 1/15/2018		3,412,833
3,690	M	GATX Corp., 4.75%, 6/15/2022		3,805,770
2,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	2,074,132
				12,157,459
		Utilities-4.9%
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,484,080
1,900	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	2,253,957
3,240	M	Entergy Arkansas, Inc., 3.75%, 2/15/2021		3,392,306
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,404,720
		Great River Energy Co.:
496	M	5.829%, 7/1/2017	(a)	538,734
3,652	M	4.478%, 7/1/2030	(a)	3,837,763
1,300	M	National Fuel Gas Co., 8.75%, 5/1/2019		1,634,409
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,456,906
2,881	M	Sempra Energy, 9.8%, 2/15/2019		3,888,736
				26,891,611
Total Value of Corporate Bonds (cost $521,108,914)		98.1%		540,010,658
Other Assets, Less Liabilities		1.9		10,293,258
Net Assets		100.0%		$ 550,303,916

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2013, the Fund held twenty-four 144A securities with an aggregate value of $84,590,658 representing 15.4% of the Fund's net assets.

At June 30, 2013, the cost of investments for federal income tax purposes was $521,108,914. Accumulated net unrealized appreciation on investments was $18,901,744, consisting of $26,268,062 gross unrealized appreciation and $7,366,318 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$540,010,658	$-	$540,010,658

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
June 30, 2013

Shares	Security	Value
	MUTUAL FUNDS-99.8%
	Fixed Income Funds-89.8%
3,864,274	First Investors Fund For Income - Institutional Shares	$ 9,969,827
115,460	First Investors Government Fund - Institutional Shares	1,267,746
508,129	First Investors International Opportunities Bond Fund - Institutional Shares	4,989,826
635,198	First Investors Investment Grade Fund - Institutional Shares	6,218,585
		22,445,984
	Equity Funds-10.0%
287,271	First Investors Equity Income Fund - Institutional Shares	2,507,874
Total Value of Mutual Funds (cost $25,744,595)	99.8%	24,953,858
Other Assets, Less Liabilities	.2	46,546
Net Assets	100.0%	$ 25,000,404

At June 30, 2013, the cost of investments for federal income tax purposes was
$25,744,595. Accumulated net unrealized depreciation on investments was $790,737, consisting entirely of unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Fixed Income Funds	$22,445,984	$-	$-	$22,445,984
Equity Funds	2,507,874	-	-	2,507,874
Total Investments in Securities	$24,953,858	$-	$-	$24,953,858

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
June 30, 2013

Principal
Amount			Security			Value
			SOVEREIGN BONDS-74.8%
			United Kingdom-17.6%
			United Kingdom Gilt:
8,690	M	GBP	2.25%, 3/7/2014			$ 13,357,371
1,675	M	GBP	4.25%, 3/7/2036			2,893,566
						16,250,937
			Mexico-14.0%
			United Mexican States:
236	M	MXN	7%, 6/19/2014			1,872,114
335	M	MXN	9.5%, 12/18/2014			2,765,580
584	M	MXN	8.5%, 5/31/2029			5,355,291
324	M	MXN	8.5%, 11/18/2038			2,907,014
						12,899,999
			Australia-9.8%
3,455	M	AUD	New South Wales Treasury Corp., 6%, 4/1/2016			3,407,157
			Queensland Treasury Corp.:
2,800	M	AUD	6.25%, 2/21/2020			2,868,519
735	M	AUD	6%, 7/21/2022			740,728
2,045	M	AUD	Treasury Corp. of Victoria, 5.75%, 11/15/2016			2,024,770
						9,041,174
			Italy-7.8%
5,515	M	EUR	Italy Buoni Poliennali Del Tesoro, 5%, 8/1/2039			7,221,860
			Poland-4.1%
			Republic of Poland:
10,085	M	PLN	5%, 10/24/2013			3,047,315
2,225	M	PLN	5.25%, 10/25/2020			718,511
						3,765,826
			Malaysia-4.0%
			Federation of Malaysia:
8,240	M	MYR	3.741%, 2/27/2015			2,631,302
3,280	M	MYR	3.172%, 7/15/2016			1,035,420
						3,666,722
			South Korea-4.0%
			Republic of Korea:
556,000	M	KRW	3%, 12/10/2013			487,760
3,215,000	M	KRW	5.75%, 9/10/2018			3,164,094
						3,651,854
			New Zealand-3.9%
			New Zealand Government Bonds:
2,390	M	NZD	5%, 3/15/2019			1,975,143
1,900	M	NZD	5.5%, 4/15/2023			1,627,918
						3,603,061
			South Africa-3.0%
			Republic of South Africa:
12,855	M	ZAR	6.75%, 3/31/2021			1,243,156
20,425	M	ZAR	6.5%, 2/28/2041			1,588,065
						2,831,221
			Hungary-2.8%
			Hungary Government Bonds:
505,000	M	HUF	5.5%, 2/12/2016			2,265,783
69,000	M	HUF	7.5%, 11/12/2020			335,451
						2,601,234
			Turkey-2.3%
4,135	M	TRY	Republic of Turkey, 9%, 3/5/2014			2,175,223
			Ireland-1.5%
			Republic of Ireland:
450	M	EUR	4.5%, 4/18/2020			611,594
575	M	EUR	5%, 10/18/2020			802,129
						1,413,723
Total Value of Sovereign Bonds (cost $73,221,866)						69,122,834
			GOVERNMENT GUARANTEED PROGRAM-5.2%
			Germany-2.9%
			Kreditanstalt fuer Wiederaufbau:
905	M	USD	0.375%, 5/15/2015	(a)		904,820
1,735	M	AUD	6.25%, 12/4/2019	(a)		1,750,475
						2,655,295
			Netherlands-1.5%
1,350	M	USD	Neder Waterschapsbank, 0.3256%, 10/27/2014	(b)	(c)	1,350,379
			United Kingdom-.8%
720	M	USD	Wespac Securities New Zealand, Ltd., 3.45%, 7/28/2014	(b)		743,409
Total Value of Government Guaranteed Program (cost $5,048,186)						4,749,083
			SUPRANATIONALS-4.4%
			Luxembourg-1.8%
			European Investment Bank:
1,125	M	USD	3.75%, 4/15/2015			1,190,554
1,150	M	BRL	6%, 1/25/2016	(b)		486,331
						1,676,885
			United States-1.2%
2,800	M	BRL	Inter-American Development Bank, 5.25%, 7/19/2016			1,139,494
			Canada-.8%
1,677	M	BRL	Export Development Canada, 5.125%, 7/31/2014			730,606
			Phillipines-.6%
1,272	M	BRL	Asian Development Bank, 5.25%, 9/25/2015			534,787
Total Value of Supranationals (cost $4,646,639)						4,081,772
			GOVERNMENT SOVEREIGN AGENCY-1.0%
			Denmark
940	M	USD	KommuneKredit, 0.3241%, 11/20/2014 (cost $940,790)			940,050
			U.S. GOVERNMENT OBLIGATIONS-4.4%
4,100	M	USD	U.S. Treasury Note, 0.25%, 6/30/2014 (cost $4,102,723)			4,102,722
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-7.4%
			U.S. Treasury Bills:
4,870	M	USD	0.0585%, 11/14/2013			4,868,908
1,365	M	USD	0.105%, 11/14/2013			1,364,450
610	M	USD	0.13%, 11/14/2013			609,689
Total Value of Short-Term U.S. Government Obligations (cost $6,843,047)						6,843,047
Total Value of Investments (cost $94,803,251)			97.2%			89,839,508
Other Assets, Less Liabilities			2.8			2,559,651
Net Assets			100.0%			$ 92,399,159

(a)	The Federal Republic of Germany guarantees all existing and future obligations of Kreditanstalt fuer Wiederaufbau ("KFW") in respect of money borrowed, bonds issued, and derivative transactions entered into by KFW, as well as third party obligations that are expressly guaranteed by KFW.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2013, the Fund held three 144A securities with an aggregate value of $2,580,119 representing 2.8% of the Fund's net assets.

(c)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Abbreviations:
	AUD	Australian Dollar
	BRL	Brazillian Real
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	KRW	South Korean Won
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	TRY	Turkish Lira
	USD	United States Dollar
	ZAR	South African Rand

At June 30, 2013, the cost of investments for federal income tax purposes was $94,803,251. Accumulated net unrealized depreciation on
investments was $4,963,743, consisting of $443,910 gross unrealized appreciation and $5,407,653 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
United Kingdom	$-	$16,250,937	$-	$16,250,937
Mexico	-	12,899,999	-	12,899,999
Australia	-	9,041,174	-	9,041,174
Italy	-	7,221,860	-	7,221,860
Poland	-	3,765,826	-	3,765,826
Malaysia	-	3,666,722	-	3,666,722
South Korea	-	3,651,854	-	3,651,854
New Zealand	-	3,603,061	-	3,603,061
South Africa	-	2,831,221	-	2,831,221
Hungary	-	2,601,234	-	2,601,234
Turkey	-	2,175,223	-	2,175,223
Ireland	-	1,413,723	-	1,413,723
Government Guaranteed Program
Germany	-	2,655,295	-	2,655,295
Netherlands	-	1,350,379	-	1,350,379
United Kingdom	-	743,409	-	743,409
Supranationals
Luxembourg	-	1,676,885	-	1,676,885
United States	-	1,139,494	-	1,139,494
Canada	-	730,606	-	730,606
Phillipines	-	534,787	-	534,787
Government Sovereign Agency
Denmark	-	940,050	-	940,050
U.S. Government Obligations	-	4,102,722	-	4,102,722
Short-Term U.S. Government
Obligations	-	6,843,047	-	6,843,047
Total Investments in Securities	$-	$89,839,508	$-	$89,839,508
Other Financial Instruments*	$-	$1,169,079	$-	$1,169,079

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended June 30, 2013, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2013

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-90.4%
			Aerospace/Defense-.6%
$3,725	M		Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)		$ 3,828,711
			Automotive-3.5%
			American Axle & Manufacturing, Inc.:
2,350	M		6.25%, 3/15/2021			2,399,937
1,950	M		6.625%, 10/15/2022			1,989,000
3,000	M		Cooper Tire & Rubber Co., 8%, 12/15/2019			3,150,000
2,825	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018			3,008,625
			General Motors Financial Co., Inc.:
500	M		2.75%, 5/15/2016	(a)		492,812
575	M		3.25%, 5/15/2018	(a)		560,625
175	M		4.25%, 5/15/2023	(a)		163,406
2,650	M		Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)		2,530,750
900	M		Goodyear Tire & Rubber Co., 8.25%, 8/15/2020			990,000
2,100	M		Oshkosh Corp., 8.5%, 3/1/2020			2,281,125
			Schaeffler Finance BV:
1,900	M		8.5%, 2/15/2019	(a)		2,128,000
3,250	M		4.75%, 5/15/2021	(a)		3,103,750
						22,798,030
			Building Materials-1.8%
			Building Materials Corp.:
3,625	M		6.875%, 8/15/2018	(a)		3,842,500
1,700	M		7.5%, 3/15/2020	(a)		1,827,500
1,325	M		Cemex Finance, LLC, 9.375%, 10/12/2022	(a)		1,450,875
			Cemex SAB de CV:
1,350	M		9.5%, 6/15/2018	(a)		1,464,750
525	M		5.875%, 3/25/2019	(a)		510,562
2,150	M		Texas Industries, Inc., 9.25%, 8/15/2020			2,327,375
						11,423,562
			Chemicals-2.8%
2,950	M		Ferro Corp., 7.875%, 8/15/2018			3,068,000
1,625	M		Huntsman International, LLC, 8.625%, 3/15/2020			1,775,312
2,575	M		Orion Engineered Carbons Bondco GmbH, 9.625%, 6/15/2018	(a)		2,800,313
2,475	M		PolyOne Corp., 7.375%, 9/15/2020			2,685,375
3,150	M		Rhodia SA, 6.875%, 9/15/2020	(a)		3,535,576
4,175	M		TPC Group, Inc., 8.75%, 12/15/2020	(a)		4,289,813
						18,154,389
			Consumer Non-Durables-2.6%
2,200	M		Hanesbrands, Inc., 6.375%, 12/15/2020			2,356,750
			Levi Strauss & Co.:
925	M		7.625%, 5/15/2020			1,003,625
2,625	M		6.875%, 5/1/2022			2,861,250
1,017	M		Libbey Glass, Inc., 6.875%, 5/15/2020			1,069,121
3,025	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020			3,297,250
			Reynolds Group Issuer, Inc.:
650	M		7.125%, 4/15/2019			689,813
3,600	M		5.75%, 10/15/2020			3,636,000
			Spectrum Brands Escrow Corp.:
825	M		6.375%, 11/15/2020	(a)		866,250
1,075	M		6.625%, 11/15/2022	(a)		1,128,750
						16,908,809
			Energy-16.5%
			AmeriGas Finance, LLC:
500	M		6.75%, 5/20/2020			520,000
1,250	M		7%, 5/20/2022			1,284,375
1,300	M		Antero Resources Finance Corp., 6%, 12/1/2020			1,287,000
			Atlas Pipeline Partners, LP:
850	M		4.75%, 11/15/2021	(a)		766,062
3,325	M		5.875%, 8/1/2023	(a)		3,175,375
			Basic Energy Services, Inc.:
1,025	M		7.75%, 2/15/2019			1,017,312
2,100	M		7.75%, 10/15/2022			2,084,250
			Berry Petroleum Co.:
675	M		6.75%, 11/1/2020			702,000
2,275	M		6.375%, 9/15/2022			2,277,844
2,650	M		Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020	(a)		2,895,125
			Chesapeake Energy Corp.:
2,025	M		7.25%, 12/15/2018			2,268,000
800	M		6.625%, 8/15/2020			864,000
800	M		6.875%, 11/15/2020			872,000
1,675	M		5.75%, 3/15/2023			1,700,125
2,825	M		Concho Resources, Inc., 5.5%, 4/1/2023			2,796,750
			Consol Energy, Inc.:
1,225	M		8%, 4/1/2017			1,295,437
4,250	M		8.25%, 4/1/2020			4,473,125
5,075	M		Continental Resources, Inc., 4.5%, 4/15/2023	(a)		4,941,781
700	M		Crosstex Energy, LP, 8.875%, 2/15/2018			745,500
3,675	M		Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019			3,757,687
2,750	M		El Paso Corp., 6.5%, 9/15/2020			2,945,627
3,126	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		3,297,930
			Ferrellgas Partners, LP:
3,450	M		9.125%, 10/1/2017			3,622,500
1,363	M		8.625%, 6/15/2020			1,393,667
1,900	M		Forest Oil Corp., 7.25%, 6/15/2019			1,795,500
3,375	M		Genesis Energy, LP, 7.875%, 12/15/2018			3,628,125
1,050	M		Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		1,052,625
1,700	M		Inergy Midstream, LP, 6%, 12/15/2020	(a)		1,649,000
			Legacy Reserves, LP:
3,175	M		8%, 12/1/2020	(a)		3,294,063
1,500	M		6.625%, 12/1/2021	(a)		1,447,500
			Linn Energy, LLC:
625	M		6.5%, 5/15/2019			614,063
1,400	M		6.25%, 11/1/2019	(a)		1,340,500
1,225	M		8.625%, 4/15/2020			1,292,375
1,975	M		7.75%, 2/1/2021			1,989,813
			Newfield Exploration Co.:
450	M		7.125%, 5/15/2018			468,000
1,100	M		5.75%, 1/30/2022			1,094,500
			Offshore Group Investment, Ltd.:
525	M		7.5%, 11/1/2019			549,938
1,075	M		7.125%, 4/1/2023	(a)		1,061,563
1,675	M		Pacific Drilling SA, 5.375%, 6/1/2020	(a)		1,570,313
			Penn Virginia Resource Partners, LP:
2,200	M		8.25%, 4/15/2018			2,304,500
1,550	M		8.375%, 6/1/2020			1,643,000
300	M		6.5%, 5/15/2021	(a)		289,500
475	M		Petrohawk Energy Corp., 10.5%, 8/1/2014			500,413
1,125	M		PetroLogistics, LP, 6.25%, 4/1/2020	(a)		1,108,125
700	M		Plains Exploration & Production Co., 6.125%, 6/15/2019			743,018
4,000	M		Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		4,020,000
1,600	M		Range Resources Corp., 5%, 3/15/2023			1,572,000
2,900	M		Samson Investment Co., 10%, 2/15/2020	(a)		3,070,375
6,550	M		SandRidge Energy, Inc., 7.5%, 2/15/2023			6,255,250
1,125	M		SESI, LLC, 6.375%, 5/1/2019			1,167,188
			SM Energy Co.:
600	M		6.625%, 2/15/2019			631,500
1,175	M		6.5%, 11/15/2021			1,239,625
1,150	M		6.5%, 1/1/2023			1,213,250
			Suburban Propane Partners, LP:
2,089	M		7.5%, 10/1/2018			2,203,895
603	M		7.375%, 8/1/2021			630,135
1,300	M		Tesoro Logistics, LP, 5.875%, 10/1/2020	(a)		1,287,000
2,650	M		Unit Corp., 6.625%, 5/15/2021			2,716,250
						106,426,374
			Financials-3.9%
			Algeco Scotsman Global Finance, PLC:
1,650	M		8.5%, 10/15/2018	(a)		1,650,000
800	M		10.75%, 10/15/2019	(a)		768,000
			Ally Financial, Inc.:
4,825	M		6.25%, 12/1/2017			5,179,734
5,025	M		8%, 3/15/2020			5,860,406
675	M		CNH Capital, LLC, 6.25%, 11/1/2016			722,250
			International Lease Finance Corp.:
4,775	M		8.75%, 3/15/2017			5,342,031
825	M		6.25%, 5/15/2019			851,813
4,450	M		8.25%, 12/15/2020			5,011,812
						25,386,046
			Food/Beverage/Tobacco-.7%
1,650	M		B&G Foods, Inc., 4.625%, 6/1/2021			1,579,875
875	M		Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		885,098
1,650	M		Chiquita Brands International, Inc., 7.875%, 2/1/2021	(a)		1,732,500
						4,197,473
			Food/Drug-1.0%
3,600	M		NBTY, Inc., 9%, 10/1/2018			3,933,000
2,450	M		Tops Holding Corp., 8.875%, 12/15/2017	(a)		2,664,375
						6,597,375
			Forest Products/Containers-3.5%
			Ardagh Packaging Finance, PLC:
2,050	M		7.375%, 10/15/2017	(a)		2,197,719
3,500	M		7%, 11/15/2020	(a)		3,381,875
			Ball Corp.:
2,450	M		7.375%, 9/1/2019			2,658,250
1,050	M		4%, 11/15/2023			975,187
3,525	M		Clearwater Paper Corp., 7.125%, 11/1/2018			3,789,375
1,925	M		CROWN Americas, LLC, 4.5%, 1/15/2023	(a)		1,823,937
2,200	M		Greif, Inc., 7.75%, 8/1/2019			2,530,000
			Sealed Air Corp.:
1,500	M		8.125%, 9/15/2019	(a)		1,680,000
1,250	M		8.375%, 9/15/2021	(a)		1,418,750
1,768	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		1,887,340
						22,342,433
			Gaming/Leisure-.5%
1,950	M		National CineMedia, LLC, 7.875%, 7/15/2021			2,125,500
1,350	M		Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		1,306,125
						3,431,625
			Health Care-6.0%
850	M		Aviv Healthcare Properties, LP, 7.75%, 2/15/2019			911,625
3,049	M		Biomet, Inc., 6.5%, 8/1/2020			3,157,621
			Community Health Systems, Inc.:
3,350	M		8%, 11/15/2019			3,580,312
1,750	M		7.125%, 7/15/2020			1,804,687
			DaVita, Inc.:
1,425	M		6.375%, 11/1/2018			1,490,906
1,025	M		5.75%, 8/15/2022			1,027,562
1,150	M		Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)		1,201,750
4,400	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(b)	(c)	2,750
			HCA, Inc.:
300	M		6.375%, 1/15/2015			315,000
2,075	M		8%, 10/1/2018			2,388,844
675	M		8.5%, 4/15/2019			726,047
1,575	M		6.5%, 2/15/2020			1,707,891
475	M		7.25%, 9/15/2020			511,219
1,225	M		6.25%, 2/15/2021			1,252,562
1,950	M		7.75%, 5/15/2021			2,110,875
1,525	M		7.5%, 2/15/2022			1,692,750
			HealthSouth Corp.:
850	M		8.125%, 2/15/2020			924,375
945	M		7.75%, 9/15/2022			1,011,150
2,500	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020			2,625,000
4,125	M		Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/2020	(a)		4,099,219
			Vanguard Health Holding Co. II, LLC:
2,250	M		8%, 2/1/2018			2,396,250
2,500	M		7.75%, 2/1/2019			2,662,500
925	M		VPII Escrow Corp., 7.5%, 7/15/2021	(a)	(d)	958,531
						38,559,426
			Information Technology-2.0%
1,750	M		Advanced Micro Devices, Inc., 7.5%, 8/15/2022			1,701,875
			Audatex North America, Inc.:
2,000	M		6.75%, 6/15/2018			2,110,000
1,750	M		6%, 6/15/2021	(a)		1,754,375
1,475	M		CyrusOne, LP, 6.375%, 11/15/2022	(a)		1,519,250
1,250	M		Equinix, Inc., 7%, 7/15/2021			1,360,937
1,825	M		Lender Processing Services, Inc., 5.75%, 4/15/2023			1,948,188
2,100	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019			2,000,250
675	M		Verisign, Inc., 4.625%, 5/1/2023	(a)		658,125
						13,053,000
			Manufacturing-4.0%
1,550	M		Amsted Industries, 8.125%, 3/15/2018	(a)		1,643,000
			Bombardier, Inc.:
2,425	M		7.5%, 3/15/2018	(a)		2,703,875
2,575	M		7.75%, 3/15/2020	(a)		2,871,125
1,500	M		6.125%, 1/15/2023	(a)		1,496,250
3,850	M		Case New Holland, Inc., 7.875%, 12/1/2017			4,379,375
2,450	M		Dematic SA, 7.75%, 12/15/2020	(a)		2,572,500
3,350	M		Edgen Murray Corp., 8.75%, 11/1/2020	(a)		3,350,000
1,550	M		EDP Finance BV, 6%, 2/2/2018	(a)		1,604,250
			Rexel SA:
3,875	M		6.125%, 12/15/2019	(a)		3,971,875
975	M		5.25%, 6/15/2020	(a)		977,438
						25,569,688
			Media-Broadcasting-3.3%
2,450	M		Allbritton Communication Co., 8%, 5/15/2018			2,615,375
			Belo Corp.:
725	M		7.75%, 6/1/2027			779,375
150	M		7.25%, 9/15/2027			154,125
2,825	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)		2,980,375
1,600	M		LIN Television Corp., 8.375%, 4/15/2018			1,710,000
			Nexstar Broadcasting, Inc.:
2,475	M		8.875%, 4/15/2017			2,660,625
3,175	M		6.875%, 11/15/2020	(a)		3,286,125
			Sinclair Television Group, Inc.:
4,000	M		9.25%, 11/1/2017	(a)		4,250,000
2,300	M		5.375%, 4/1/2021	(a)		2,219,500
800	M		Sirius XM Radio, Inc., 4.625%, 5/15/2023	(a)		742,000
						21,397,500
			Media-Cable TV-7.0%
			Cablevision Systems Corp.:
2,750	M		8.625%, 9/15/2017			3,135,000
500	M		7.75%, 4/15/2018			540,000
			CCO Holdings, LLC:
1,200	M		7.25%, 10/30/2017			1,276,500
1,150	M		7%, 1/15/2019			1,224,750
850	M		8.125%, 4/30/2020			932,875
1,175	M		7.375%, 6/1/2020			1,283,687
650	M		5.25%, 3/15/2021	(a)		643,500
550	M		6.5%, 4/30/2021			576,125
875	M		5.125%, 2/15/2023			824,688
3,350	M		Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)		3,425,375
			Clear Channel Worldwide Holdings, Inc.:
200	M		7.625%, 3/15/2020 Series "A"			207,000
2,850	M		7.625%, 3/15/2020 Series "B"			2,964,000
1,025	M		6.5%, 11/15/2022 Series "A"	(a)		1,055,750
2,375	M		6.5%, 11/15/2022 Series "B"	(a)		2,458,125
1,050	M		Cogeco Cable, Inc., 4.875%, 5/1/2020	(a)		1,023,750
			DISH DBS Corp.:
5,075	M		7.875%, 9/1/2019			5,709,375
950	M		5%, 3/15/2023			919,125
1,175	M		Echostar DBS Corp., 7.125%, 2/1/2016			1,277,812
3,025	M		Gray Television, Inc., 7.5%, 10/1/2020			3,100,625
3,275	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)		3,553,375
1,200	M		Lynx II Corp., 6.375%, 4/15/2023	(a)		1,215,000
3,025	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		3,161,125
450	M		Quebecor Media, Inc., 5.75%, 1/15/2023			441,000
3,850	M		UPC Holding BV, 9.875%, 4/15/2018	(a)		4,196,500
						45,145,062
			Media-Diversified-1.1%
2,882	M		Entravision Communications Corp., 8.75%, 8/1/2017			3,080,137
3,625	M		Lamar Media Corp., 7.875%, 4/15/2018			3,878,750
						6,958,887
			Metals/Mining-8.7%
4,200	M		Alcoa, Inc., 6.15%, 8/15/2020			4,308,188
1,625	M		Aleris International, Inc., 7.875%, 11/1/2020			1,673,750
			ArcelorMittal:
1,925	M		6.125%, 6/1/2018			1,989,969
5,506	M		10.35%, 6/1/2019			6,538,375
1,450	M		6.75%, 2/25/2022			1,493,500
			Arch Coal, Inc.:
325	M		7%, 6/15/2019			272,187
2,475	M		7.25%, 10/1/2020			2,054,250
2,400	M		7.25%, 6/15/2021			1,968,000
1,450	M		Coeur d'Alene Mines Corp., 7.875%, 2/1/2021	(a)		1,435,500
			FMG Resources (August 2006) Property, Ltd.:
1,250	M		6.375%, 2/1/2016	(a)		1,250,000
975	M		6%, 4/1/2017	(a)		953,063
3,675	M		6.875%, 2/1/2018	(a)		3,642,844
1,525	M		8.25%, 11/1/2019	(a)		1,578,375
850	M		6.875%, 4/1/2022	(a)		827,688
3,725	M		JMC Steel Group, 8.25%, 3/15/2018	(a)		3,659,813
1,000	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020			1,112,500
2,975	M		Molycorp, Inc., 10%, 6/1/2020			2,900,625
			Novelis, Inc.:
5,425	M		8.375%, 12/15/2017			5,777,625
1,850	M		8.75%, 12/15/2020			1,993,375
			Peabody Energy Corp.:
2,050	M		6%, 11/15/2018			2,062,813
1,700	M		6.5%, 9/15/2020			1,712,750
2,525	M		6.25%, 11/15/2021			2,449,250
			Steel Dynamics, Inc.:
1,200	M		6.125%, 8/15/2019	(a)		1,275,000
675	M		6.375%, 8/15/2022	(a)		715,500
			United States Steel Corp.:
550	M		7%, 2/1/2018			580,250
1,275	M		7.375%, 4/1/2020			1,265,438
900	M		7.5%, 3/15/2022			888,750
						56,379,378
			Real Estate Investment Trusts-.5%
			Omega Healthcare Investors, Inc.:
100	M		7.5%, 2/15/2020			107,000
1,800	M		6.75%, 10/15/2022			1,926,000
1,162	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		1,257,865
						3,290,865
			Retail-General Merchandise-3.2%
825	M		ARAMARK Corp., 5.75%, 3/15/2020	(a)		847,687
240	M		CKE Restaurants, Inc., 11.375%, 7/15/2018			248,702
2,975	M		Landry's, Inc., 9.375%, 5/1/2020	(a)		3,153,500
2,850	M		Limited Brands, Inc., 8.5%, 6/15/2019			3,320,250
2,025	M		Michaels Stores, Inc., 7.75%, 11/1/2018			2,176,875
1,975	M		Monitronics International, Inc., 9.125%, 4/1/2020			2,054,000
4,485	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)		4,597,125
2,250	M		Party City Holdings, Inc., 8.875%, 8/1/2020	(a)		2,424,375
1,525	M		Sally Holdings, LLC, 6.875%, 11/15/2019			1,643,188
						20,465,702
			Services-3.0%
3,150	M		APX Group, Inc., 6.375%, 12/1/2019	(a)		3,008,250
2,050	M		CoreLogic, Inc., 7.25%, 6/1/2021			2,193,500
1,550	M		Covanta Holding Corp., 6.375%, 10/1/2022			1,574,178
2,150	M		H&E Equipment Services, Inc., 7%, 9/1/2022			2,252,125
1,525	M		Iron Mountain, Inc., 7.75%, 10/1/2019			1,647,000
1,450	M		Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		1,531,563
			PHH Corp.:
825	M		9.25%, 3/1/2016			921,938
1,350	M		7.375%, 9/1/2019			1,437,750
2,925	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		3,173,625
525	M		Rent-A-Center, Inc., 4.75%, 5/1/2021	(a)		500,063
1,400	M		Safway Group Holding, LLC, 7%, 5/15/2018	(a)		1,375,500
						19,615,492
			Telecommunications-6.6%
			CenturyLink, Inc.:
400	M		5.625%, 4/1/2020			406,000
1,500	M		5.8%, 3/15/2022			1,488,750
			Citizens Communications Co.:
5,200	M		7.125%, 3/15/2019			5,499,000
2,175	M		9%, 8/15/2031			2,164,125
325	M		Frontier Communications Corp., 8.5%, 4/15/2020			359,937
2,525	M		GCI, Inc., 8.625%, 11/15/2019			2,600,750
5,850	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)		6,113,250
			Intelsat Jackson Holdings SA:
2,050	M		7.25%, 4/1/2019			2,155,062
3,175	M		8.5%, 11/1/2019			3,436,937
975	M		7.25%, 10/15/2020			1,028,625
800	M		PAETEC Holding Corp., 9.875%, 12/1/2018			888,000
1,125	M		Qwest Communications International, Inc., 7.125%, 4/1/2018			1,169,297
425	M		Qwest Corp., 6.5%, 6/1/2017			481,381
			Sprint Capital Corp.:
2,000	M		6.9%, 5/1/2019			2,090,000
3,125	M		6.875%, 11/15/2028			3,015,625
1,700	M		Telesat Canada, 6%, 5/15/2017	(a)		1,740,375
			Wind Acquisition Finance SA:
750	M		11.75%, 7/15/2017	(a)		783,750
2,175	M		7.25%, 2/15/2018	(a)		2,202,188
			Windstream Corp.:
1,725	M		7.875%, 11/1/2017			1,901,813
2,050	M		7.75%, 10/15/2020			2,132,000
600	M		6.375%, 8/1/2023			564,000
						42,220,865
			Transportation-.9%
2,750	M		Aircastle, Ltd., 6.25%, 12/1/2019			2,870,312
			Navios Maritime Holdings:
1,575	M		8.875%, 11/1/2017			1,638,000
1,200	M		8.125%, 2/15/2019			1,143,000
						5,651,312
			Utilities-3.3%
			AES Corp.:
875	M		9.75%, 4/15/2016			1,012,812
800	M		8%, 10/15/2017			904,000
1,275	M		7.375%, 7/1/2021			1,405,687
3,275	M		Atlantic Power Corp., 9%, 11/15/2018			3,340,500
			Calpine Corp.:
331	M		7.875%, 7/31/2020	(a)		360,790
2,625	M		7.5%, 2/15/2021	(a)		2,815,312
2,100	M		Dynegy, Inc., 5.875%, 6/1/2023	(a)		1,916,250
1,138	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			1,231,315
2,575	M		InterGen NV, 7%, 6/30/2023	(a)		2,520,281
2,350	M		NRG Energy, Inc., 7.625%, 5/15/2019			2,467,500
3,010	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		3,130,400
						21,104,847
			Waste Management-.3%
2,050	M		ADS Waste Holdings, Inc., 8.25%, 10/1/2020	(a)		2,101,250
			Wireless Communications-3.1%
2,800	M		Intelsat Luxembourg SA, 8.125%, 6/1/2023	(a)		2,901,500
			MetroPCS Wireless, Inc.:
1,200	M		6.625%, 11/15/2020			1,249,500
4,100	M		6.25%, 4/1/2021	(a)		4,187,125
2,275	M		6.625%, 4/1/2023	(a)		2,323,344
3,175	M		SoftBank Corp., 4.5%, 4/15/2020	(a)		3,060,700
			Sprint Nextel Corp.:
2,050	M		9.125%, 3/1/2017			2,367,750
1,250	M		8.375%, 8/15/2017			1,409,375
975	M		7%, 8/15/2020			1,033,500
1,300	M		6%, 11/15/2022			1,280,500
						19,813,294
Total Value of Corporate Bonds (cost $580,137,621)						582,821,395
			LOAN PARTICIPATIONS-7.2%
			Automotive-.4%
2,275	M		Chrysler Group, LLC, 4.25%, 5/24/2017	(d)	(e)	2,291,446
			Building Materials-.3%
2,059	M		MRC Global, Inc., 6%, 10/15/2019	(e)		2,087,755
			Chemicals-.4%
2,821	M		Dupont Performance Coatings, Inc., 4.75%, 2/1/2020	(d)	(e)	2,832,837
			Consumer Non-Durables-.3%
1,845	M		Sun Products Corp., 5.5%, 3/15/2020	(e)		1,826,921
			Energy-.3%
1,925	M		Samson Investment Co., 6%, 9/25/2018	(e)		1,932,220
			Financial-.5%
2,978	M		Ocwen Financial Corp., 5%, 1/31/2018	(e)		3,002,662
			Food/Drug-1.3%
3,915	M		Albertson's, LLC, 4.75%, 2/20/2016	(e)		3,898,059
1,315	M		Rite Aid Corp., 4.88%, 6/7/2021	(d)	(e)	1,315,822
2,881	M		Supervalu, Inc., 5%, 3/21/2019	(e)		2,871,152
						8,085,033
			Forest Products/Containers-.3%
1,990	M		Sealed Air Corp., 4%, 10/31/2019	(e)		2,004,484
			Gaming/Leisure-.2%
1,570	M		Seminole Hard Rock Entertainment, Inc., 3.5%, 4/28/2020	(e)		1,562,150
			Health Care-.5%
3,150	M		Valeant Pharmaceuticals International, Inc., 4.5%, 6/26/2020	(d)	(e)	3,143,306
			Information Technology-.3%
2,180	M		ARRIS Group, Inc., 3.5%, 2/7/2020	(e)		2,157,742
			Manufacturing-.4%
2,229	M		Apex Tool Group, LLC, 4.5%, 1/8/2020	(e)		2,242,550
			Media-Diversified-.6%
2,961	M		Getty Images, Inc., 4.75%, 10/18/2019	(e)		2,945,588
1,150	M		Kasima, LLC, 3.25%, 5/14/2021	(e)		1,146,406
						4,091,994
			Metals/Mining-.4%
2,846	M		Arch Coal, Inc., 5.75%, 5/16/2018	(e)		2,851,342
			Retail-General Merchandise-1.0%
1,241	M		Burger King Corp., 3.75%, 9/27/2019	(e)		1,247,603
2,695	M		General Nutrition Centers, Inc., 3.75%, 3/2/2018	(e)		2,697,336
2,300	M		J.C. Penney Corp., Inc., 6%, 5/28/2018			2,306,709
						6,251,648
Total Value of Loan Participations (cost $46,198,924)						46,364,090
			COMMON STOCKS-.0%
			Automotive-.0%
2,523		*	Safelite Realty Corporation	(b)		25
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.	(b)		-
18,224		*	World Access, Inc.	(b)		-
						-
Total Value of Common Stocks (cost $385,770)						25
Total Value of Investments (cost $626,722,315)			97.6%			629,185,510
Other Assets, Less Liabilities			2.4			15,674,051
Net Assets			100.0%			$ 644,859,561

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2013, the Fund held one hundred-eight 144A securities with an aggregate value of $231,143,413 representing 35.8% of the Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2013, the Fund held four securities that were fair valued by the Valuation Committee with an aggregate value of $2,775 representing 0% of the Fund's net assets.

(c)	In default as to principal and /or interest payment.

(d)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2013.

At June 30, 2013, the cost of investments for federal income tax purposes was
$626,723,315. Accumulated net unrealized appreciation on investments was
$2,462,195, consisting of $15,493,495 gross unrealized appreciation and
$13,031,300 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds		$582,818,645	$2,750	$582,821,395
Loan Participations	-	46,364,090	-	46,364,090
Common Stocks	-	-	25	25
Total Investments in Securities*	$-	$629,182,735	$2,775	$629,185,510

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, September 30, 2012	$2,750	$25	$2,775
Purchases	-	-	-
Sales	-	-	-
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, June 30, 2013	$2,750	$25	$2,775

The following is a summary of Level 3 inputs by industry:

Health Care	$2,750
Automotive	25
Telecommunications	-
$2,775

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013:

					Impact to Valuation
	Fair Value	Valuation	Unobservable		from and Increase
	June 30, 2013	Methodologies	Input(s)(1)	Range	in Input(2)

Corporate Bonds	$2,750	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

Common Stocks	$25	Market	Market	100%	Increase
		Comparables	Comparable/
			Bankruptcy

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3.
Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2.Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2013, for each Fund's investments is included at the end of each
Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 26, 2013